EXHIBIT 99.6

Clayton Waived Conditions Summary

Client Name:	Two Harbors
Client Project Name:	ABMT 2015-7
Start - End Dates:	01/2015-09/2015
Deal Loan Count:	455

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Total				3

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